Financial - risk management objectives and policies	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

35.         Financial - risk management objectives and policies

The Group’s principal financial liabilities, other than derivatives, comprise of trade accounts and other payables, and financial obligations. The main purpose of these financial instruments is to finance the Group’s operations. The Group’s principal financial assets include cash and cash equivalents and trade and other receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s management oversees the management of these risks. A committee that advises on financial risks supports it. This committee provides assurance to management that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. All derivative activities for risk management purpose are carried out by internal specialists that have the appropriate skills, experience and supervision.

There were no changes in the objectives, policies or processes during the years ended December 31, 2021, 2020 and 2019.

The Board of Directors reviews and agrees policies for managing each of these risks, which are described below:

(a)	Market risk -

Market risk is the risk that the fair value of the future cash flows from financial instruments will fluctuate because of changes in market prices. Market risks that apply to the Group comprise four types of risk: exchange rate risk, commodity risk, interest rate risk and other pricing, such as the risk of the stock price. Financial instruments affected by market risks include time deposits, financial obligations, embedded derivatives and derivative financial instruments.

The sensitivity analyses in this section relate to the positions as of December 31, 2021 and 2020 and have been prepared considering that the proportion of financial instruments in foreign currency are constant.

(a.1)       Exchange rate risk

The exchange rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange relates primarily to the Group´s operating activities in soles. The Group mitigates the effect of exposure to exchange-rate risk by carrying out almost all of its transactions in its functional currency.

Excluding loans in soles, management maintains smaller amounts in soles in order to cover its needs in this currency (primarily payment of taxes).

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)
2021
Exchange rate	10%	56,122
Exchange rate	(10)%	(56,122)

2020
Exchange rate	10%	7,591
Exchange rate	(10)%	(7,083)

2019
Exchange rate	10%	4,053
Exchange rate	(10)%	(3,545)

(a.2)       Commodity price risk

The Group is affected by the price volatility of the commodities. The price of mineral sold by the Group has fluctuated historically and affected by numerous factors beyond its control.

The Group manages its commodity price risk primarily using sales commitments in customer contracts and hedge contracts for the metals sold by the subsidiary El Brocal.

The Company’s subsidiary El Brocal entered into derivative contracts that qualified as cash flow hedges, with the intention of mitigating the risk resulting from the decrease in the prices of its minerals. These derivative contracts are recorded as assets or liabilities in the consolidated statements of financial position, see note 14, and are stated at fair value. To the extent that these hedges were effective in offsetting future cash flows from the sale of the related production, changes in fair value are deferred in an equity account under “Other comprehensive income (loss)". The amounts included temporarily in other comprehensive income (loss) are reclassified to the “sales of goods” when the related minerals are sold. See note 34(a) and note 20(b).

(a.3)       Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates to the Groups’ long-term financial obligations with floating interest rates.

A table showing the effect in profit or loss of the variations of interest rates:

		Effect on profit
	Increase/decrease of	(loss) before
	LIBOR	income tax
	(percentage rates)	US$(000)
2021
Interest rate	10%	(1,414)
Interest rate	(10)%	1,414

2020
Interest rate	10%	(81)
Interest rate	(10)%	81

2019
Interest rate	10%	(306)
Interest rate	(10)%	306

(b)	Credit risk -

Credit risk is the risk that counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivable) and from its financing activities, including deposits with banks and other financial instruments.

The Group invests the excess cash in leading financial institutions, sets conservative credit policies and constantly evaluates the market conditions in which it operates.

Trade accounts receivable are denominated in U.S. dollars. The Group’s sales are made to domestic and foreign customers. See concentration of spot sales in note 20(b). An impairment analysis is performed on an individual basis.

Credit risk is limited to the carrying amount of the financial assets to the date of consolidated statements of financial position, which is composed, by cash and cash equivalents, trade and other receivables and derivative financial instruments.

Set out below is the information about the credit risk exposure on the Group's trade and other receivables:

		Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2021 -
Trade receivables	149,394	—	—	22,276	171,670
Other receivables	726,870	—	—	8,621	735,491
	876,264	—	—	30,897	907,161
Expected credit loss rate Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(30,897)	(30,897)

As of December 31, 2020 -
Trade receivables	159,840	—	—	22,128	181,968
Other receivables	172,116	—	1,221	9,717	183,054
	331,956	—	1,221	31,845	365,022
Expected credit loss rate Expected credit loss rate	0%	0%	0%	100%	—
Expected credit loss	—	—	—	(31,845)	(31,845)

(c)	Liquidity risk -

Prudent management of liquidity risk implies maintaining sufficient cash and cash equivalents and the possibility of committing or having financing committed through an adequate number of credit sources. The Group believes that maintains suitable levels of cash and cash equivalents and has sufficient credit capacity to get access to lines of credit from leading financial entities.

The Group continually monitors its liquidity risk based on cash flow projections.

An analysis of the Group’s financial liabilities classified according to their aging is presented below, based on undiscounted contractual payments:

	Less than	Between 1	Between 2	More than 5
	1 year	and 2 years	and 5 years	years	Total
	(2022)	(2023)	(2024 to 2026)	(since 2027)
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2021-
Bank loans – capital	50,000	—	—	—	50,000
Bank loans – interest	820	—	—	—	820
Trade and other payables	248,033	—	—	—	248,033
Financial obligation – capital	175,620	106,784	774,102	—	1,056,506
Financial obligation – interest	43,313	40,803	99,634	—	183,750
Lease – capital	3,906	1,822	51	—	5,779
Lease – interest	74	95	—	—	169
Hedge derivative financial instruments	6,976	—	—	—	6,976
Contingent consideration liability	—	—	7,032	33,702	40,734

Total	528,742	149,504	880,819	33,702	1,592,767

As of December 31, 2020 -
Bank loans – capital	65,793	—	—	—	65,793
Bank loans – interest	1,156	—	—	—	1,156
Trade and other payables	186,778	—	—	—	186,778
Financial obligation – capital	21,587	175,932	324,815	6,071	528,405
Financial obligation – interest	14,868	13,289	14,911	203	43,271
Lease – capital	3,609	2,010	2,220	—	7,839
Lease – interest	74	143	145	—	362
Hedge derivative financial instruments	15,804	2,635	—	—	18,439
Contingent consideration liability	—	—	9,924	36,746	46,670

Total	309,669	194,009	352,015	43,020	898,713

(d)	Capital management -

For purposes of the Group’s capital management, capital is based on all equity accounts. The objective of capital management is to maximize shareholder value.

The Group manages its capital structure and makes adjustments to meet the changing economic market conditions. The Group’s policy is to fund all projects of short and long term with their own operating resources. To maintain or adjust the capital structure, the Group may change the policy of paying dividends to shareholders, return capital to shareholders or issue new shares.

The Group monitors capital using a consolidated net worth minimum. As required by the Company's covenants of the Syndicated term Loan of US$2,711,389. No changes were made in the objectives, policies or processes for managing capital during the years 2021 and 2020.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

26.  Financial - risk management objectives and policies

The Company’s operations are exposed to certain financial risks: some market risks (foreign exchange risk, interest rate risk and price risk, credit risk and liquidity risk). The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance. The most important aspects in risk management are the following:

(a)Market risks -

(i)	Foreign exchange risk -

Foreign exchange risk exposure arises from exchange rate fluctuations of balances denominated in different currencies than the U.S. dollar. Since transactions and balances denominated in foreign currency are not significant, the current exchange rate risk exposure is limited. Management has decided to assume the exchange risk exposure with the results of the Company’s operations; therefore, it has not engaged in hedging activities.

(ii)	Interest rate risk -

The Company does not maintain significant interest-bearing assets or liabilities; therefore, net income (loss) and cash flows of the Company are substantially independent from the changes in market interest rates.

(iii)	Price risk -

The Company's financial instruments exposed to price risk are limited to its trade accounts receivable (exposed to gold price) and its available-for-sale financial assets, none of which show a material balance at the end of year, therefore no significant impact on the consolidated financial statements has arisen due to changes in their price that would need to be disclosed.

(b)	Credit risk -

The Company evaluates the concentration of risk with respect to trade receivables as low, as its customers are located in Canada and operate in largely independent markets. The Company's products (refined gold dore) are negotiated in international markets being subject to the global demand, as a result it does not concentrate risks related to limited number of clients. The Company counts with counterparties with high credit-rating, and have not had any significant default event arising from risk concentration.

Credit risk is managed on a group basis by Newmont according to its policies. Financial instruments exposed to credit risk are cash and cash equivalents, investments in debt and equity instruments, trade accounts receivable and other accounts receivable. For banks and financial institutions, only independently rated parties with a minimum "A" rating are accepted. Regarding trade accounts receivable, according to the practice in the latest years, collections have generally been in full. A credit review of the portfolio is performed quarterly to determine any deterioration in credit quality. The Company does not foresee any significant losses that may arise from this risk.

Set out below is the information about the credit risk exposure on the Company’s trade and other receivables:

	Days past due
	Current	< 30 days	30 – 90 days	> 90 days	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2021
Trade receivables		6,647	4,010	5,232	15,889
Expected credit loss rate	—%	—%	—%	35.86%	9.65%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	6,647	4,010	3,848	14,505

As of December 31, 2020
Trade receivables	—	21,274	2,797	4,971	29,042
Expected credit loss rate	—%	—%	—%	27.84%	4.77%
Expected credit loss	—	—	—	(1,384)	(1,384)
Total	—	21,274	2,797	3,587	27,658

(c)	Liquidity risk -

Management administrates its exposure to liquidity risk through financing from internal operations, Company’s partners and maintaining good relationships with local and foreign banks in order to maintain adequate levels of credit available. The Company currently has no existing bank lines of credit.

The following table represents the analysis of the Company’s financial liabilities, considering the remaining period to reach such maturity as of the consolidated statement of financial position date (see notes 13 and 14):

	2021
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	60,980	—	—	60,980
Debt instruments	—	—	47,080	47,080
Trade accounts payable - Related parties	12,317	—	—	12,317
Lease liabilities	115	—	—	115

	73,412	—	47,080	120,492

	2020
		Between 1 to 2	Between 2 to 5
	Less than 1 year	years	years	Total
	US$(000)	US$(000)	US$(000)	US$(000)

Trade accounts payable – domestic suppliers	44,977	—	—	44,977
Debt instruments	—	—	45,423	45,423
Trade accounts payable - Related parties	12,374	—	—	12,374
Lease liabilities	290	40	—	330

	57,641	40	45,423	103,104

(d)	Capital risk management -

The Company’s objectives for managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide expected returns for partners and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Company manages its capital structure and makes adjustments to meet the changing economic market conditions. The Company's policy is to fund all projects of short and long term with their own operating resources. To maintain or adjust the capital structure, the Company may change the policy of paying dividends to shareholders, return capital to shareholders or issue new shares. No formal dividend policy exists. The financial position of the Company is as follows:

	2021	2020
	US$(000)	US$(000)

Debt and accounts payable	198,442	226,333
Leases	115	330
Less: cash and short-term deposits	(692,849)	(870,929)

Net debt	(494,292)	(644,266)

Total liquidity	692,849	870,929

(e)	Fair value measurement -

Fair value accounting establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

As required by accounting guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assets that are measured at fair value on a recurring basis (at least annually) correspond to the San José Reservoir Trust assets and the accounts receivable from the sales of copper and silver concentrate subject to provisional pricing.

The Company’s San José Reservoir Trust assets are made up of marketable equity and debt securities that are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy. The fair value of the marketable equity securities is calculated as the quoted market price of the marketable equity security multiplied by the quantity of shares held by the Company.

There were no transfers between Level 1and Level 2 during 2021, 2020 and 2019.

The Company’s impairment model uses valuation techniques to determine the WACC. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates as such is classified within Level 2 of the fair value hierarchy.

Carrying value versus fair value

Set out below is a comparison of the carrying amount and fair value of the Company’s financial instruments, other than those which carrying amounts are reasonable approximation of fair value:

	Carrying amount		Fair value
	2021	2020	2021	2020
	US$(000)	US$(000)	US$(000)	US$(000)

Financial assets:
Trade and other receivables, net	37,105	27,658	37,105	27,658
Restricted cash	48,752	48,752	48,752	49,042
Financial assets at fair value	81	21,676	81	21,676

	85,938	98,086	85,938	98,376

	Carrying amount		Fair value
	2021	2020	2021	2020
	US$(000)	US$(000)	US$(000)	US$(000)

Financial liabilities:
Trade and other payables	86,659	68,645	86,659	68,645
Debt instrument	47,080	45,423	47,080	47,479

	133,739	114,068	133,739	116,124

Management assessed that the fair values of cash and short-term deposits, trade receivables, trade payables and other current liabilities approximate their carrying amounts largely due to short-term maturities of these instruments. Trade receivables subject to provisional pricing are already carried at fair value.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of financial risk management objectives and policies [Line Items]
Financial - risk management objectives and policies

20.  Financial risk management

The Company’s activities are exposed to different financial risks. The main risks that could adversely affect the Company’s financial assets and liabilities or future cash flows are: (i) market risk, (ii) credit risk, (iii) interest rate risk, (iv) liquidity risk, and (v) capital risk. The Company’s financial risk management program focuses on mitigating potential adverse effects on its financial performance.

Management knows the conditions prevailing in the market and based on its knowledge and experience, manages the risks that are summarized below. The Company’s Board of Directors reviews and approves the policies to manage each of these risks:

(a)	Market risk -

Commodity price risk -

The international price of copper has a significant impact on the Company’s operating results. The price of copper has fluctuated historically and is affected by numerous factors beyond the Company’s control. The Company does not hedge its exposure to price fluctuation.

As described in Note 2(d), the Company has price risk through its provisionally priced sales contracts, which provide final pricing in a specified future month (generally between three and six months after the shipment's arrival date) based primarily on quoted LME monthly average prices. The Company records revenues and invoices customers at the time of shipment based on then-current LME prices, which results in an embedded derivative on the provisionally priced contract that is adjusted to fair value through revenues each period, using the period-end forward prices, until the date of final pricing. To the extent that final prices are higher or lower than what was recorded on a provisional basis, an increase or decrease to revenues is recorded each reporting period until the date of final pricing (see Note 21).

The table below summarizes the estimated impact on the Company’s profit before income tax for the year 2021, 2020 and 2019 based on a 10% increase or decrease in future copper price while all other variables are held constant. The 10% increase is based on copper prices ranging from US$/pound 4.765 to US$/pound 4.879 (US$/pound 3.524 to US$/pound 3.876, as of December 31, 2020 and US$/pound 2.865 to US$/pound 3.085 as of December, 31 2019 and the 10% decrease is based on copper prices ranging from US$/pound 3.899 to US$/pound 3.992 (US$/pound 2.884 to US$/pound 3.172, as of December 31, 2020 and US$/pound 2.344 to US$/pound 2.524 as of December 31, 2019).

Effect on profit
before income tax
US$(000)

December 31, 2021
10% increase in future copper prices	140,420
10% decrease in future copper prices	(140,420)

December 31, 2020
10% increase in future copper prices	112,080
10% decrease in future copper prices	(112,080)

December 31, 2019
10% increase in future copper prices	99,219
10% decrease in future copper prices	(99,219)

Exchange rate risk -

As described in Note 2(c), the Company’s financial statements are presented in US dollars, which is the functional and presentation currency of the Company. The Company’s exchange-rate risk arises mainly from balances related to tax payments (including installment programs), deposits and other accounts payable in currencies other than the US dollar, principally soles. The Company mitigates its exposure to exchange-rate risk by carrying out almost all of its transactions in its functional currency and management maintains only small amounts in soles to cover its immediate needs (i.e., taxes and compensation) in this currency.

A table showing the effect on results of a reasonable change in foreign-currency exchange rates is presented below, with all other variables kept constant:

	Exchange-rate	Effect on profit (loss)
	increase/decrease	before income tax
		US$(000)

2021
Exchange rate	5%	(7,782)
Exchange rate	(5)%	7,782

2020
Exchange rate	5%	20,656
Exchange rate	(5)%	(20,656)

(b)	Credit Risk -

The Company's exposure to credit risk arises from a customer's inability to pay amounts in full when they are due and the failure of third parties in cash and cash equivalent transactions. The risk is limited to balances deposited in banks and financial institutions and for trade accounts receivable at the date of the statements of financial position (the Company sells copper concentrate and cathode and molybdenum concentrate to companies widely recognized in the worldwide mining sector and collections are made within 30 days after the fulfilment of the contractual terms). To manage this risk, the Company has established a treasury policy, which only allows the deposit of surplus funds in highly rated institutions, by establishing conservative credit policies and through a constant evaluation of market conditions. Consequently, as of December 31, 2021 and 2020, the Company does not have expected credit losses and does not project to have expected credit losses based on the credit profile of its clients in the mining sector.

(c)	Interest rate risk -

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company's exposure to the risk of changes' in market interest rates has no significant impact taking into consideration the maturity of the credit facility (see Note 10(a)).

(d)	Liquidity risk -

Liquidity risk arises from situations in which cash might not be available to pay obligations at their maturity date and at a reasonable cost. The Company maintains adequate liquidity by properly managing the maturities of assets and liabilities in such a way that allows the Company to maintain a structural liquidity position (cash available) enabling it to meet liquidity requirements. Additionally, the Company has the ability to obtain funds from financial institutions and shareholders to meet its contractual obligations.

The following tables show the expected aging of maturity of the Company’s obligations, excluding taxes, accruals and benefits to employees, as of December 31, 2021 and 2020:

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
As of December 31, 2021
Trade accounts payable	—	234,640	277	638	—	235,555
Accounts payable - related parties	—	3,426	—	—	—	3,426
Senior unsecured credit facility	—	—	324,695	—	—	324,695
Lease liabilities	—	1,257	6,360	41,085	21,418	70,120
Other accounts payable	—	66,818	6,417	—	—	73,235

Total	—	306,141	337,749	41,723	21,418	707,031
As of December 31, 2020
Trade accounts payable	—	192,484	2,998	—	—	195,482
Accounts payable - related parties	—	3,446	—	—	—	3,446
Senior unsecured credit facility	—	—	—	523,451	—	523,451
Lease liabilities	—	1,551	8,672	37,299	31,695	79,217
Other accounts payable	—	63,515	75,093	285,392	—	424,000

Total	—	260,996	86,763	846,142	31,695	1,225,596

(e)	Capital risk -

The objective is to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders, benefits for stakeholders and maintain an optimal structure that would reduce the cost of capital.

The Company manages its capital structure, and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company controls dividend payments to shareholders, the return of capital to shareholders and the issuance of new shares. No changes were made to the objectives, policies or processes during the year ended December 31, 2021.